Other equity interest (Tables)	12 Months Ended
Dec. 31, 2020
Other reserves [abstract]
Summary of Other Equity Interest

	2018
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Unrealized gain on valuation of available-for-sale financial assets	Unearned employee awards	Total
	NT$000	NT$000	NT$000	NT$000	NT$000
January 1	65,593	—	678	(54,570)	11,701
Effects on initial application of IFRS 9	—	42,843	(678)	—	42,165

Adjusted beginning balance	65,593	42,843	—	(54,570)	53,866
Currency translation differences
- The Company	(51,077)	—	—	—	(51,077)
Employee restricted shares
- The Company	—	—	—	52,869	52,869
Evaluation adjustment
- The Company	—	85,022	—	—	85,022
- Associates	—	(2,438)	—	—	(2,438)
Evaluation adjustment related tax
- The Company	—	(18,529)	—	—	(18,529)

December 31	14,516	106,898	—	(1,701)	119,713

	2019
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Unearned employee awards	Total
	NT$000	NT$000	NT$000	NT$000
January 1	14,516	106,898	(1,701)	119,713
Currency translation differences
- The Company	(104,198)	—	—	(104,198)
Employee restricted shares
- The Company	—	—	1,701	1,701
Evaluation adjustment
- The Company	—	(52,549)	—	(52,549)
- Associates	—	5,093	—	5,093
Evaluation adjustment related tax
- The Company	—	7,016	—	7,016
Disposal of investment accounted for using equity method	—	(72)	—	(72)

December 31	(89,682)	66,386	—	(23,296)

	2020
	Financial statements translation differences of foreign operations	Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income	Total
	NT$000	NT$000	NT$000
January 1	(89,682)	66,386	(23,296)
Currency translation differences
- The Company	28,352	—	28,352
Evaluation adjustment
- The Company	—	140,199	140,199
- Associates	—	22,925	22,925
Evaluation adjustment related tax
- The Company	—	(34,794)	(34,794)

December 31	(61,330)	194,716	133,386